Employee Benefit Plan, Schedule, Delinquent Participant Contribution	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of Delinquent Participant Contribution
SUPPLEMENTAL SCHEDULE
CREDIT ACCEPTANCE CORPORATION
401(k) PLAN AND TRUST
EIN: 38-1999511
Plan Number: 001
SCHEDULE H, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
YEAR ENDED DECEMBER 31, 2025

				Total that constitute nonexempt prohibited transactions
For the period ended	Participant contributions ($)	Loan repayments, if applicable ($)	Total ($)	Contributions not corrected ($)	Contributions corrected outside VFCP ($)	Contributions pending correction in VFCP ($)	Total fully corrected under VFCP and PTE 2002-51
12/31/2025	3,117	—	3,117	3,117	—	—	—